Loans Payable - Schedule of Loans Payable (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Loans payable, net of debt discount		$ 1,143,995
Demand Loan [Member]
Debt Instrument [Line Items]
Gross principal amount	$ 9,408	10,647
Debt discount
Loans payable, net of debt discount	9,408	10,647
2018 Loan [Member]
Debt Instrument [Line Items]
Gross principal amount	417,604	464,739
Debt discount
Loans payable, net of debt discount	417,604	464,739
2017 Loan [Member]
Debt Instrument [Line Items]
Gross principal amount	126,215	168,609	412,047
Debt discount
Loans payable, net of debt discount	126,215	168,609	412,047
Land Loan [Member]
Debt Instrument [Line Items]
Gross principal amount	491,000	500,000	550,000
Debt discount	(23,362)	(38,098)	(70,393)
Loans payable, net of debt discount	467,638	461,902	479,607
Loan Payable [Member]
Debt Instrument [Line Items]
Gross principal amount	1,044,226	1,143,995	962,047
Debt discount	(23,362)	(38,098)	(70,393)
Loans payable, net of debt discount	1,020,864	1,105,897	891,654
Loan Payable Current [Member]
Debt Instrument [Line Items]
Gross principal amount	844,227	893,995	287,838
Debt discount	(19,686)	(22,889)	(31,114)
Loans payable, net of debt discount	824,541	871,106	256,724
Loan Payable Non Current [Member]
Debt Instrument [Line Items]
Gross principal amount	199,999	250,000	674,209
Debt discount	(3,676)	(15,209)	(39,279)
Loans payable, net of debt discount	$ 196,323	$ 234,791	$ 634,930